Themes Cloud Computing ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Industrial Products - 0.9%
Hexagon AB - Class B	1,011	$12,025

Industrial Services - 1.4%
Paychex, Inc.	158	17,724

Media - 15.8%
Alphabet, Inc. - Class A	261	81,693
AppLovin Corp. - Class A (a)	102	68,730
GoDaddy, Inc. - Class A (a)	65	8,065
Prosus NV	615	38,197
VeriSign, Inc.	39	9,475
		206,160

Retail & Wholesale - Discretionary - 8.6%
Amazon.com, Inc. (a)	283	65,322
MercadoLibre, Inc. (a)	23	46,328
		111,650

Software & Technology Services - 72.1% (b)
Adobe, Inc. (a)	182	63,698
Atlassian Corp. - Class A (a)	81	13,133
Autodesk, Inc. (a)	104	30,785
Booz Allen Hamilton Holding Corp.	56	4,724
Cadence Design Systems, Inc. (a)	131	40,948
Check Point Software Technologies Ltd. (a)	41	7,608
Cloudflare, Inc. - Class A (a)	149	29,375
Commvault Systems, Inc. (a)	22	2,758
Confluent, Inc. - Class A (a)	124	3,750
CoreWeave, Inc. - Class A (a)	116	8,307
Crowdstrike Holdings, Inc. - Class A (a)	119	55,783
CyberArk Software Ltd. (a)	23	10,259
Dassault Systemes SE	321	8,993
Datadog, Inc. - Class A (a)	152	20,671
Dynatrace, Inc. (a)	143	6,198
Fortinet, Inc. (a)	298	23,664
HubSpot, Inc. (a)	23	9,230
Intuit, Inc.	97	64,255
Microsoft Corp.	121	58,518
MongoDB, Inc. (a)	37	15,529
Nebius Group NV (a)	102	8,538
Nutanix, Inc. - Class A (a)	121	6,255
Okta, Inc. (a)	79	6,831
Oracle Corp.	221	43,075
Palo Alto Networks, Inc. (a)	296	54,523
Rubrik, Inc. - Class A (a)	56	4,283
Salesforce, Inc.	265	70,201
SAP SE	230	56,316
ServiceNow, Inc. (a)	343	52,544
Snowflake, Inc. - Class A (a)	158	34,659
Strategy, Inc. - Class A (a)	122	18,538
Synopsys, Inc. (a)	89	41,805
Twilio, Inc. - Class A (a)	71	10,099
Wix.com Ltd. (a)	26	2,701
Workday, Inc. - Class A (a)	103	22,122
Xero Ltd. (a)	79	6,011
Zoom Communications, Inc. - Class A (a)	130	11,218
Zscaler, Inc. (a)	47	10,571
		938,476

Tech Hardware & Semiconductors - 0.8%
F5, Inc. (a)	28	7,147
InterDigital, Inc.	12	3,821
		10,968

Telecommunications - 0.2%
Applied Digital Corp. (a)	113	2,771
TOTAL COMMON STOCKS (Cost $1,274,297)		1,299,774

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (c)	1,564	1,564
TOTAL MONEY MARKET FUNDS (Cost $1,564)		1,564

TOTAL INVESTMENTS - 99.9% (Cost $1,275,861)		1,301,338
Other Assets in Excess of Liabilities - 0.1%		970
TOTAL NET ASSETS - 100.0%		$1,302,308

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Cloud Computing ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,299,774	$–	$–	$1,299,774
Money Market Funds	1,564	–	–	1,564
Total Investments	$1,301,338	$–	$–	$1,301,338

Refer to the Schedule of Investments for further disaggregation of investment categories.